Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Vista Outdoor Inc.
Commitments and Contingencies Disclosure [Abstract]
Commitments for minimum lease payments under non-cancelable operating leases	$ 169,681,000	$ 176,314,000
Other Commitments [Line Items]
Commitments for minimum lease payments under non-cancelable operating leases	169,681,000	176,314,000
Remaining minimum amount committed		146,733,000
Long-term debt, gross	635,000,000	720,000,000	$ 1,060,000,000
Revelyst Business
Commitments and Contingencies Disclosure [Abstract]
Commitments for minimum lease payments under non-cancelable operating leases	160,292,000	166,941,000
Other Commitments [Line Items]
Commitments for minimum lease payments under non-cancelable operating leases	160,292,000	166,941,000
Remaining minimum amount committed		127,552,000
Guarantor obligations, maximum exposure, undiscounted	75,000,000	75,000
Line of Credit | Vista Outdoor Inc.
Other Commitments [Line Items]
Long-term debt, gross	135,000,000	220,000,000
2022 ABL Revolving Credit Facility and 4.5% Senior Notes | Line of Credit | Vista Outdoor Inc.
Other Commitments [Line Items]
Long-term debt, gross	635,000,000	720,000
4.5% Senior Notes | Senior Notes | Vista Outdoor Inc.
Other Commitments [Line Items]
Long-term debt, gross	$ 500,000,000	$ 500,000,000	$ 500,000,000
Debt instrument, interest rate (in percent)	4.50%	4.50%